PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 12,598,098	$ 10,658,183	$ 12,774,971
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	(6,313,115)	(1,019,964)	485,968
Cash at beginning of year	1,510,484	1,710,926	3,032,151
Cash at end of the year	2,970,199	1,510,484	1,710,926
Parent | Reportable legal entity
Cash flows from operating activities
Net income	12,453,369	10,545,978	12,568,750
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income in subsidiaries	$ (12,453,369)	$ (10,545,978)	$ (12,568,750)